Intangible Assets	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Intangible Assets
(13) Intangible Assets
The changes in cost, accumulated amortization and impairment losses, and carrying amounts of intangible assets for the years ended March 31, 2022 and 2023 are as follows:
(Cost)

	Yen (millions)
	Capitalized development costs	Software	Other	Total
Balance as of April 1, 2021	¥1,108,616	¥429,222	¥60,905	¥1,598,743

Additions	¥—	¥8,597	¥11,235	¥19,832
Internally developed	159,174	20,311	—	179,485
Sales or disposal	(118,065)	(15,760)	(12,966)	(146,791)
Exchange differences on translating foreign operations	6,565	22,365	6,057	34,987
Other	—	(2,484)	(339)	(2,823)

Balance as of March 31, 2022	¥1,156,290	¥462,251	¥64,892	¥1,683,433

Additions	¥—	¥12,163	¥35,103	¥47,266
Internally developed	120,811	28,088	—	148,899
Sales or disposal	(267,115)	(5,107)	(9,741)	(281,963)
Exchange differences on translating foreign operations	4,280	15,870	3,503	23,653
Other	—	4,285	(336)	3,949

Balance as of March 31, 2023	¥1,014,266	¥517,550	¥93,421	¥1,625,237

(Accumulated amortization and impairment losses)

	Yen (millions)
	Capitalized development costs	Software	Other	Total
Balance as of April 1, 2021	¥(437,213)	¥(329,104)	¥(13,663)	¥(779,980)

Amortization	¥(129,384)	¥(29,290)	¥(769)	¥(159,443)
Sales or disposal	118,065	15,003	3,447	136,515
Exchange differences on translating foreign operations	(1,288)	(17,442)	(906)	(19,636)
Other	(12,821)	1,364	75	(11,382)

Balance as of March 31, 2022	¥(462,641)	¥(359,469)	¥(11,816)	¥(833,926)

Amortization	¥(149,659)	¥(29,058)	¥(880)	¥(179,597)
Sales or disposal	267,115	4,693	938	272,746
Exchange differences on translating foreign operations	(719)	(12,893)	(758)	(14,370)
Other	—	(1,036)	1,846	810

Balance as of March 31, 2023	¥(345,904)	¥(397,763)	¥(10,670)	¥(754,337)

(Carrying amount)

	Yen (millions)
	Capitalized development costs	Software	Other	Total
Balance as of March 31, 2022	¥693,649	¥102,782	¥53,076	¥849,507
Balance as of March 31, 2023	668,362	119,787	82,751	870,900
Amortization of capitalized development costs is included in research and development, and amortization of other intangible assets is included in cost of sales, selling, general and administrative, and research and development in the consolidated statements of income.
For commitments for purchases of intangible assets, see note 28.